BUSINESS COMBINATIONS - Consideration Transferred for Hybrido Worldwide (Details) - USD ($) $ in Thousands		May 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Other financial liabilities			63,059	19,822
Other financial liabilities			66,932	74,376
Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other financial liabilities			61,561	19,729
Other financial liabilities			66,932	73,639
Hybrido Worldwide
Disclosure of detailed information about business combination [line items]
Down payment		$ 12,853
Working capital adjustment		404
Contingent consideration		6,838
Installment payments		2,152
Total consideration paid net of cash and cash equivalents acquired		$ 22,247	22,247
Hybrido Worldwide | Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other financial liabilities			3,365	0
Other financial liabilities			$ 3,278	$ 0

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)